UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

August 31, 2017

NJS-QTLY-1017
1.805776.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.3%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.98% 9/7/17, VRDN (a)(b)	$2,400,000	$2,400,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	1,000,000	1,000,000
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	1,700,000	1,700,000
		5,100,000
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.01% 9/7/17, VRDN (a)(b)	800,000	800,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.94% 9/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
		9,700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.97% 9/7/17, VRDN (a)	400,000	400,000
Series 1999 B, 0.89% 9/7/17, VRDN (a)(b)	500,000	500,000
		900,000
Delaware, New Jersey - 2.1%
Delaware River & Bay Auth. Rev. Series 2008, 0.78% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	22,700,000	22,700,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 9/7/17, VRDN (a)(b)	750,000	750,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	700,000	700,000
Series I, 0.94% 9/7/17, VRDN (a)	300,000	300,000
		1,750,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.92% 9/7/17, VRDN (a)	500,000	500,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.98% 9/7/17, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 26.6%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.74% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	17,500,000	17,500,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.78% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.8% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,645,000	8,645,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.8% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	13,800,000	13,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.81% 9/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	53,200,000	53,200,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.77% 9/7/17, LOC Bank of America NA, VRDN (a)	33,880,000	33,880,000
Series 2008 C, 0.77% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	19,375,000	19,375,000
(Barnabas Health Proj.) Series 2011 B, 0.75% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	14,320,000	14,320,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.77% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.8% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,685,000	4,685,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.79% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,330,000	2,330,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 F, 0.85% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	48,645,000	48,645,000
Series 2013 5, 0.82% 9/7/17, LOC Citibank NA, VRDN (a)(b)	4,500,000	4,500,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.79% 9/7/17, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
FNMA:
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.77% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	16,100,000	16,100,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.82% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
		282,530,000
Pennsylvania, New Jersey - 9.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.8% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	13,130,000	13,130,000
Series 2010 B, 0.78% 9/7/17, LOC Barclays Bank PLC, VRDN (a)	87,215,000	87,214,999
		100,344,999
New York And New Jersey - 4.6%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.87% 10/2/17, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 0.87% 10/2/17, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 0.84% 10/2/17, VRDN (a)(c)	6,800,000	6,800,000
Series 1995 3, 0.87% 10/2/17, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 0.87% 10/2/17, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 0.84% 10/2/17, VRDN (a)(c)	1,500,000	1,500,000
Series 1997 2, 0.84% 10/2/17, VRDN (a)(c)	2,000,000	2,000,000
		48,800,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.01% 9/7/17, VRDN (a)(b)	400,000	400,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.95% 9/7/17 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
West Virginia - 0.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 C, 0.9% 9/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800,000	800,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.03% 9/7/17, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 9/7/17, VRDN (a)(b)	1,300,000	1,300,000
		4,300,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.91% 9/7/17, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $480,574,999)		480,574,999

Tender Option Bond - 20.0%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	400,000	400,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	200,000	200,000
		600,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000,000	1,000,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,400,000	3,400,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	800,000	800,000
New Jersey - 11.1%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	18,600,000	18,600,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 23 93, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,150,000	3,150,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335,000	4,335,000
Series 15 XF0149, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(d)	2,015,000	2,015,000
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	16,400,000	16,400,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	17,325,000	17,325,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,245,000	7,245,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,100,000	8,100,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,720,000	5,720,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 0.78% 9/7/17 (Liquidity Facility Citibank NA) (a)(d)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.86% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		118,105,000
New York And New Jersey - 8.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0398, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	22,610,000	22,610,000
Series 16 XF0401, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	13,510,000	13,510,000
Series 16 XF0407, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,610,000	7,610,000
Series 16 XM0211, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,000,000	6,000,000
Series 16 ZF0367, 0.87% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XF 24 88, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	800,000	800,000
Series Floaters XM 05 05, 0.82% 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,300,000	2,300,000
Series Floaters XX 10 68, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(g)	2,100,000	2,100,000
Series Floaters YX 10 34, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series MS 3321, 0.82% 9/7/17 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	5,005,000	5,005,000
Series ROC 14086, 0.85% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series TD 0013, 0.86% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,375,000	2,375,000
Series XG 00 37, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	4,400,000	4,400,000
		88,120,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $212,625,000)		212,625,000

Other Municipal Security - 27.1%
Georgia - 0.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(f)	1,645,000	1,645,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	700,000	700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1% tender 9/5/17, CP mode	800,000	800,000
1% tender 10/6/17, CP mode	2,100,000	2,100,000
Series 93B:
0.95% tender 9/11/17, CP mode	1,500,000	1,500,000
0.98% tender 9/28/17, CP mode	850,000	850,000
		5,250,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.05% tender 10/13/17, CP mode (b)	2,600,000	2,600,000
1.07% tender 9/5/17, CP mode (b)	900,000	900,000
Series A1, 1.03% tender 9/7/17, CP mode (b)	2,200,000	2,200,000
		5,700,000
New Jersey - 23.6%
Aberdeen Township Gen. Oblig. BAN 2.5% 3/9/18	12,564,932	12,647,853
Avalon Borough Gen. Oblig. BAN 2.5% 2/21/18	8,299,975	8,354,103
Beachwood BAN 2% 3/7/18	9,789,000	9,831,128
Borough of Woodland Park BAN Series 2017, 2.5% 6/1/18	1,083,870	1,092,820
Chester Township Gen. Oblig. BAN Series 2017, 2% 10/16/17	4,817,000	4,823,046
Englewood Gen. Oblig. BAN:
Series 2017 A, 2.25% 8/16/18	800,000	807,172
Series 2017, 2.5% 4/4/18	12,600,000	12,693,103
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 12/6/17	5,483,902	5,493,867
Fairview Gen. Oblig. BAN Series 2017, 2.5% 2/2/18	8,100,000	8,145,578
Harrison Township BAN Series 2017, 2.25% 5/31/18	2,732,000	2,757,236
Hopatcong Borough Gen. Oblig. BAN Series 2017, 2.25% 7/26/18	4,465,080	4,507,492
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	14,700,000	14,753,802
Long Branch Gen. Oblig. BAN Series 2017, 2.5% 2/9/18	19,607,615	19,721,261
Manchester Township Gen. Oblig. BAN 2% 9/1/17	7,926,760	7,926,760
North Wildwood Gen. Oblig. BAN Series 2017, 2.25% 8/23/18	12,475,000	12,610,910
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2016, 2% 9/21/17	11,400,000	11,406,072
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	14,500,000	14,532,901
Point Pleasant Beach Gen. Oblig. BAN Series 2017, 2.25% 8/3/18	6,800,000	6,859,945
Princeton Borough Gen. Oblig. BAN Series 2016, 2.5% 9/15/17	16,200,000	16,209,304
Ridgewood Gen. Oblig. BAN Series 2017, 2.25% 8/17/18	10,100,000	10,213,023
Somerset County Gen. Oblig. BAN Series 2016, 2% 9/20/17	5,700,000	5,702,888
Somerset County Impt. Auth. Rev. BAN (Township of Montgomery Proj.) Series 2016, 2% 12/19/17 (Somerset County Gen. Oblig. Guaranteed)	5,000,000	5,010,601
South Brunswick Township BAN Series 2017, 2% 10/4/17	13,682,000	13,693,800
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	4,600,000	4,607,269
Springfield Township Gen. Oblig. BAN 2.25% 8/3/18	3,700,000	3,738,730
Stone Hbr. BAN 2% 11/3/17	4,225,000	4,230,967
Township of Bridgewater BAN Series 2017, 2.25% 8/10/18	16,732,000	16,918,639
Union County Gen. Oblig. BAN Series 2017, 2.25% 6/22/18	11,000,000	11,116,744
		250,407,014
New York And New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (b)	6,600,000	6,640,375
Series A:
0.89% 11/16/17, CP (b)	1,600,000	1,600,000
0.91% 11/2/17, CP (b)	800,000	800,000
0.91% 11/7/17, CP (b)	2,000,000	2,000,000
0.95% 9/6/17, CP (b)	2,500,000	2,500,000
0.95% 9/21/17, CP (b)	4,000,000	4,000,000
0.98% 9/12/17, CP (b)	2,200,000	2,200,000
Series B:
0.87% 11/16/17, CP	1,800,000	1,800,000
0.93% 11/9/17, CP	700,000	700,000
		22,240,375
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.03% tender 9/14/17, CP mode (b)	1,300,000	1,300,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $288,342,389)		288,342,389
	Shares	Value

Investment Company - 7.3%
Fidelity Municipal Cash Central Fund, 0.88%(h)(i)	77,281,890	77,281,890
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,058,824,278)		1,058,824,278
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,845,151
NET ASSETS - 100%		$1,061,669,429

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,800,000 or 4.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,000,000 or 0.4% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.87% 10/2/17, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.87% 10/2/17, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.84% 10/2/17, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.87% 10/2/17, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.87% 10/2/17, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.84% 10/2/17, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.84% 10/2/17, VRDN	10/26/12 - 11/8/13	$2,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$746,616
Total	$746,616

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

August 31, 2017

SNJ-QTLY-1017
1.805778.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.2%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	$300,000	$300,000
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	500,000	500,000
		800,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.79% 9/7/17, VRDN (a)	700,000	700,000
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.88% 9/7/17, VRDN (a)	1,500,000	1,500,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 0.9% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.97% 9/7/17, VRDN (a)	100,000	100,000
Series 1999 A, 0.81% 9/7/17, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	200,000	200,000
Series I, 0.94% 9/7/17, VRDN (a)	100,000	100,000
		300,000
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.92% 9/7/17, VRDN (a)	1,100,000	1,100,000
Series 2010 B1, 0.91% 9/7/17, VRDN (a)	1,750,000	1,750,000
		2,850,000
New Jersey - 29.1%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.74% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	11,740,000	11,740,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.76% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	9,375,000	9,375,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.8% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.77% 9/7/17, LOC Bank of America NA, VRDN (a)	2,225,000	2,225,000
Series 2008 C, 0.77% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	13,460,000	13,460,000
(Barnabas Health Proj.) Series 2011 B, 0.75% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,460,000	8,460,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.77% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,135,000	5,135,000
Series 2006 A4, 0.79% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	4,095,000	4,095,000
Series 2006 A5, 0.79% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.8% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,620,000	5,620,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.79% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	970,000	970,000
(Virtua Health Proj.):
Series 2004, 0.75% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,880,000	5,880,000
Series 2009 D, 0.8% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
Series 2009 E, 0.75% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	2,500,000	2,500,000
Series 2014 B, 0.72% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	6,150,000	6,150,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.8% 9/7/17, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
		98,185,000
Pennsylvania, New Jersey - 9.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.8% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	12,720,000	12,720,000
Series 2010 B, 0.78% 9/7/17, LOC Barclays Bank PLC, VRDN (a)	19,165,000	19,165,000
		31,885,000
New York And New Jersey - 4.1%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.84% 10/2/17, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 0.84% 10/2/17, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 0.84% 10/2/17, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.86% 9/7/17, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $152,620,000)		152,620,000

Tender Option Bond - 20.8%
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	200,000	200,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	200,000	200,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,000,000	1,000,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 9.9%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,500,000	5,500,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 23 93, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.82% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,100,000	13,100,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800,000	2,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.82% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,425,000	1,425,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,640,000	1,640,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200,000	1,200,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 0.78% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	535,000	535,000
		33,300,000
New York And New Jersey - 10.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,440,000	2,440,000
Series 15 ZM0092, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series Floaters XF 05 62, 0.8% 9/7/17 (Liquidity Facility Bank of America NA) (a)(c)	500,000	500,000
Series Floaters XF 05 65, 0.81% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	800,000	800,000
Series Floaters XM 05 05, 0.82% 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	600,000	600,000
Series Floaters XX 10 68, 0.81% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	1,900,000	1,900,000
Series Floaters ZM 04 10, 0.81% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,755,000	1,755,000
Series MS 3249, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 0.82% 9/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series ROC II R 14077, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)(g)	8,550,000	8,550,000
The Port Auth. of New York and New Jersey Participating VRDN Series XF 23 60, 0.79% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600,000	1,600,000
		35,295,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $70,295,000)		70,295,000

Other Municipal Security - 22.6%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	695,000	695,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,095,000	1,095,000
		1,790,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	200,000	200,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1% tender 9/5/17, CP mode	200,000	200,000
1% tender 10/6/17, CP mode	600,000	600,000
Series 93B, 0.98% tender 9/28/17, CP mode	200,000	200,000
		1,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 9/11/17, CP mode	400,000	400,000
New Jersey - 21.1%
Aberdeen Township Gen. Oblig. BAN 2.5% 3/9/18	2,700,000	2,717,818
Avalon Borough Gen. Oblig. BAN 2.5% 2/21/18	1,800,000	1,811,739
Beachwood BAN 2% 3/7/18	2,100,000	2,109,037
Bergen County Gen. Oblig. BAN Series 2016 B, 2% 12/14/17	3,000,000	3,007,864
Brick Township Gen. Oblig. BAN Series 2017, 2.25% 7/19/18	6,000,000	6,064,764
Chester Township Gen. Oblig. BAN Series 2017, 2% 10/16/17	1,000,000	1,001,255
Edgewater Gen. Oblig. BAN Series 2017, 2% 7/20/18	5,000,000	5,043,668
Englewood Gen. Oblig. BAN:
Series 2017 A, 2.25% 8/16/18	200,000	201,793
Series 2017, 2.5% 4/4/18	3,000,000	3,022,167
Fairview Gen. Oblig. BAN Series 2017, 2.5% 2/2/18	1,650,000	1,659,284
Hopatcong Borough Gen. Oblig. BAN Series 2017, 2.25% 7/26/18	1,300,000	1,312,348
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	3,000,000	3,010,980
Long Branch Gen. Oblig. BAN Series 2017, 2.5% 2/9/18	4,100,000	4,123,764
Manchester Township Gen. Oblig. BAN 2% 9/1/17	1,900,000	1,900,000
North Wildwood Gen. Oblig. BAN Series 2017, 2.25% 8/23/18	3,600,000	3,639,220
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2016, 2% 9/21/17	3,100,000	3,101,651
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	6,000,000	6,014,027
Point Pleasant Beach Gen. Oblig. BAN Series 2017, 2.25% 8/3/18	1,911,717	1,928,570
Princeton Borough Gen. Oblig. BAN Series 2016, 2.5% 9/15/17	3,300,000	3,301,895
Ridgewood Gen. Oblig. BAN Series 2017, 2.25% 8/17/18	2,930,133	2,962,922
Somerset County Gen. Oblig. BAN Series 2016, 2% 9/20/17	1,552,000	1,552,786
Somerset County Impt. Auth. Rev. BAN (Township of Montgomery Proj.) Series 2016, 2% 12/19/17 (Somerset County Gen. Oblig. Guaranteed)	1,000,000	1,002,120
South Brunswick Township BAN Series 2017, 2% 10/4/17	2,700,000	2,702,329
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	836,450	837,772
Springfield Township Gen. Oblig. BAN 2.25% 8/3/18	1,000,000	1,010,468
Stone Hbr. BAN 2% 11/3/17	1,100,000	1,101,554
Township of Bridgewater BAN Series 2017, 2.25% 8/10/18	4,900,000	4,954,658
		71,096,453
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Series B:
0.87% 11/16/17, CP	500,000	500,000
0.93% 11/1/17, CP	900,000	900,000
0.93% 11/9/17, CP	200,000	200,000
		1,600,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $76,086,453)		76,086,453
	Shares	Value

Investment Company - 11.1%
Fidelity Tax-Free Cash Central Fund, 0.84% (h)(i)
(Cost $37,351,002)	37,350,329	37,351,002
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $336,352,455)		336,352,455
NET OTHER ASSETS (LIABILITIES) - 0.3%		891,895
NET ASSETS - 100%		$337,244,350

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,900,000 or 4.1% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.3% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.84% 10/2/17, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.84% 10/2/17, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.84% 10/2/17, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$228,612
Total	$228,612

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

August 31, 2017

CTM-QTLY-1017
1.805761.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.1%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.98% 9/7/17, VRDN (a)(b)	$1,800,000	$1,800,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	700,000	700,000
		2,500,000
Arkansas - 1.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.01% 9/7/17, VRDN (a)(b)	2,800,000	2,800,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.94% 9/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,400,000	6,400,000
		9,200,000
Connecticut - 49.8%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.81% 9/7/17, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.94% 9/7/17, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.89% 9/7/17, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.9% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	10,400,000	10,400,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.85% 9/7/17, LOC Bank of America NA, VRDN (a)	14,665,000	14,665,000
(Greenwich Hosp. Proj.) Series C, 0.77% 9/7/17, LOC Bank of America NA, VRDN (a)	20,235,000	20,235,000
(Hamden Hall Country Day School Proj.) Series A, 0.85% 9/7/17, LOC RBS Citizens NA, VRDN (a)	15,220,000	15,220,000
(Sacred Heart Univ. Proj.) Series F, 0.82% 9/7/17, LOC Bank of America NA, VRDN (a)	16,530,000	16,530,000
(Taft School Issue Proj.) Series E, 0.78% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(Trinity College Proj.) Series L, 0.79% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,450,000	8,450,000
(Wesleyan Univ. Proj.) Series H, 0.73% 9/7/17, VRDN (a)	20,105,000	20,105,000
Series 2007 D, 0.85% 9/7/17, LOC Bank of America NA, VRDN (a)	9,345,000	9,345,000
Series 2011 A, 0.82% 9/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 0.82% 9/7/17, LOC Bank of America NA, VRDN (a)	35,000,000	35,000,000
Series 2013 H, 0.75% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	17,950,000	17,950,000
Series 2013 O, 0.75% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	21,000,000	21,000,000
Series 2014 C, 0.75% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)	16,230,000	16,230,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.75% 9/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	11,435,000	11,435,000
Series 2010, 0.82% 9/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,500,000	3,500,000
(Hsg. Mtg. Fin. Prog.) Series 2012 D3, 0.86% 9/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	47,955,000	47,955,000
Series 2008 E, 0.89% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	7,800,000	7,800,000
Series D 3, 0.85% 9/7/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	18,800,000	18,800,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.8% 9/7/17, LOC TD Banknorth, NA, VRDN (a)	27,515,000	27,515,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 0.79% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	28,480,000	28,480,000
		378,165,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 9/7/17, VRDN (a)(b)	2,000,000	2,000,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.94% 9/7/17, VRDN (a)	500,000	500,000
		2,500,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.98% 9/7/17, VRDN (a)(b)	1,100,000	1,100,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.01% 9/7/17, VRDN (a)(b)	300,000	300,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.03% 9/7/17, VRDN (a)(b)	1,600,000	1,600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 9/7/17, VRDN (a)(b)	800,000	800,000
		2,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $396,165,000)		396,165,000

Tender Option Bond - 14.8%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	300,000	300,000
Connecticut - 14.3%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.89% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,000,000	6,000,000
Series 15 YX1002, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,275,000	9,275,000
Series 2017, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,625,000	12,625,000
Series Floaters 014, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,100,000	8,100,000
Series Floaters XM 05 22, 0.85% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Series Floaters XM 04 49, 0.8% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225,000	2,225,000
Series RBC 2016 XM0133, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.82% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 0.87% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,010,000	5,010,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,000,000	9,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.87% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,984
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 0.85% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,630,000	6,630,000
		108,959,984
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
TOTAL TENDER OPTION BOND
(Cost $112,459,984)		112,459,984

Other Municipal Security - 24.1%
Connecticut - 22.3%
Bethel Gen. Oblig. BAN Series 2017, 1.25% 10/17/17	9,300,000	9,303,147
Branford Gen. Oblig. BAN Series 2016, 2.5% 9/21/17	5,305,000	5,309,089
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	10,855,000	10,878,192
Connecticut Gen. Oblig. Bonds:
Series 2011 D, 5% 11/1/17	7,750,000	7,799,999
Series 2013 A:
0.86% 1/1/18 (a)	27,500,000	27,500,000
5% 10/15/17	1,130,000	1,135,291
Series 2015 F, 4% 11/15/17	6,885,000	6,925,591
Series 2016 E, 2% 10/15/17	3,700,000	3,704,645
Series 2016 G, 4% 11/1/17	9,700,000	9,745,702
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2:
0.86% tender 10/3/17, CP mode	7,800,000	7,800,000
0.89% tender 10/2/17, CP mode	7,800,000	7,800,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2013 A, 5% 10/1/17	1,300,000	1,304,332
Series B, 5% 1/1/18	8,650,000	8,765,870
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	8,300,000	8,344,983
Easton Gen. Oblig. BAN Series 2016, 2% 12/13/17	4,302,000	4,312,201
Milford Gen. Oblig. BAN:
1.5% 11/6/17	4,000,000	4,002,697
2% 11/6/17	5,125,000	5,132,661
New Hartford Bd Anticipation Nts BAN Series 2016, 2% 11/16/17	4,000,000	4,008,661
New Milford Gen. Oblig. BAN Series 2017, 1.75% 4/25/18	3,360,000	3,375,107
North Haven Gen. Oblig. BAN Series 2016, 2% 11/9/17	3,545,000	3,551,627
South Windsor Gen. Oblig. BAN Series 2017, 2% 2/15/18	10,000,000	10,044,365
Southington Gen. Oblig. BAN Series 2017, 2% 4/30/18	8,000,000	8,049,901
Town of Essex Bond BAN Series 2017, 1.5% 9/19/17	4,000,000	4,000,697
Windsor Locks Gen. Oblig. BAN 2% 3/22/18	2,335,000	2,346,235
Wolcott Gen. Oblig. BAN Series 2016, 2% 10/19/17	4,460,000	4,466,511
		169,607,504
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,000,000	4,000,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	500,000	500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1% tender 10/6/17, CP mode	1,500,000	1,500,000
Series 93B, 0.98% tender 9/28/17, CP mode	600,000	600,000
		2,100,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 9/11/17, CP mode	1,100,000	1,100,000
Series 1990 A:
1.05% tender 10/13/17, CP mode (b)	1,800,000	1,800,000
1.07% tender 9/5/17, CP mode (b)	600,000	600,000
Series A1, 1.03% tender 9/7/17, CP mode (b)	1,600,000	1,600,000
		5,100,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.03% tender 9/14/17, CP mode (b)	900,000	900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	800,000	800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $183,007,504)		183,007,504
	Shares	Value

Investment Company - 8.2%
Fidelity Municipal Cash Central Fund, 0.88%(f)(g)
(Cost $61,883,443)	61,883,443	61,883,443
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $753,515,931)		753,515,931
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,236,836
NET ASSETS - 100%		$759,752,767

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,900,000 or 1.4% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$481,853
Total	$481,853

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017